Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
(19)	Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The updated accounting guidance requires expanded income tax disclosures, including disaggregation of the tax rate reconciliation and income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024. The Company adopted the guidance retrospectively, with comparative period tax disclosures adjusted to reflect the change in accounting guidance. The impact was not deemed to be material.

In November 2024, the FASB issued ASU No. 2024-03 “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (ASU 2024-03). ASU 2024-03 requires additional interim and annual disclosures that further disaggregate certain expense captions into specified categories in a separate note to the financial statements, as well as certain qualitative information describing amounts not separately disaggregated. ASU 2024-03 is effective for the Company in the annual period beginning on January 1, 2027 and interim periods beginning on January 1, 2028 and can be applied on either a prospective or retrospective basis, with early adoption permitted. The Company is evaluating the impact of ASU 2024-03 on its disclosures.